Long-term Notes Receivable and Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Notes Receivable And Other Long Term Assets [Abstract]
Payments in advance	$ 3,328,576	$ 4,683,117
Other	7,987,986	1,211,984
Total other assets	$ 11,316,562	$ 5,895,100